Commitments	9 Months Ended
Oct. 31, 2011
Commitments [Text Block]

NOTE 8 – Commitments

We are required to perform annual assessment work in order to maintain the Big Chunk and Bonanza Hills Alaska State mining claims. If annual assessment work is not performed the Company must pay the assessment amount in cash in order to maintain the claims. Completion of annual assessment work in the amount of $400 per ¼ section (160 acre) claim or $100 per ¼ -¼ section (40 acre) claim extends the claims for a one-year period from the staking of claims. Assessment work performed in excess of the required amount may be carried forward for up to four years to satisfy future obligations. The Company estimates that the required annual assessments to maintain the claims will be approximately $260,600. Sufficient funds have been expended to maintain the claims until August 31, 2012.

The annual state rentals for the Big Chunk and Bonanza Hills Alaska State mining claims vary from $70 to $280 per mineral claim. The rental period begins at noon September 1 st through the following September 1 st and annual rental payments are due on November 30 th of each year. The rentals of $174,580 to extend the claims through September 1, 2012 were paid in November 2011. The estimated state rentals due by November 30, 2012 for the period from September 1, 2012 through September 1, 2013 are $174,580. Alaska State production royalty is three percent of net income. State law prescribes that after a 3.5 -year exemption from state taxes a metal mine is liable for a 15% state licensing tax on net income from the mine.

We are required to pay annual rentals for our Federal lode mining claims for the North Pipes project in the State of Arizona. The rental period begins at noon on September 1 st through the following September 1 st and rental payments are due by the first day of the rental period. The annual rentals are $140 per claim. The rentals of $60,340 for the period from September 1, 2011 to September 1, 2012 have been paid. The rentals due by September 1, 2012 for the period from September 1, 2012 through September 1, 2013 of $60,340 have not been paid.

We are required to pay annual rentals for our Federal lode mining claims for the Tombstone project in the State of Arizona. The rental period begins at noon on September 1 st through the following September 1 st and rental payments are due by the first day of the rental period. The annual rentals are $140 per claim. The rentals and initial filing fees of $12,474 for the period from September 1, 2011 to September 1, 2012 have been paid. The rentals due by September 1, 2012 for the period from September 1, 2012 through September 1, 2013 of $9,240 have not been paid.

On September 7, 2011 we entered into a letter agreement with Sagebrush Gold Ltd. to form a joint venture agreement. Under the terms of the letter agreement, all the uranium properties held by Sagebrush and Liberty Star will be transferred to a new corporation in exchange for shares of the new corporation. The letter agreement will terminate on December 31, 2011 if the reorganization is not complete unless extended by both parties. The reorganization has not yet completed as at the date of this quarterly report on Form 10-Q, and has had no effect on the condensed consolidated financial statements.

In December 2010 we entered into a 12 month non-cancellable operating lease for office space. The lease calls for monthly payments of rent plus sales tax of $2,280. We have the option to extend the lease for one additional twelve month term at current market rates. We recognized rent expense of $20,518 during the nine months ended October 31, 2011 pursuant to this lease. Future minimum lease payments pursuant to this lease total $3,751 payable during the fiscal year ending January 31, 2012.

In June 2011 we entered into a two year non-cancellable operating lease for warehouse space in Tucson. The lease calls for monthly payments of rent plus sales tax of $3,550. We have the option to extend the lease for one additional two year term at current market rates. We recognized rent expense of $17,750 during the nine months ended October 31, 2011 pursuant to this lease. Future minimum lease payments pursuant to this lease total $42,600 payable during the twelve months ended October 31, 2012 and $24,850 payable during the twelve months ended October 31, 2013.